DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt gross	$ 1,297,934	$ 1,251,253
Bank overdrafts	11,898	8,623
Total finance lease liability	29,149	29,885
Unamortized debt discounts and debt issuance costs	(17,000)	(17,874)
Long-term debt	1,280,934	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(255,052)	(97,435)
Bank overdrafts	(11,898)	(8,623)
Long-term debt, net	$ 1,013,984	$ 1,127,321
Weighted average discount rate of finance leases	3.90%	3.70%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross	$ 231,889	$ 183,909
Line of Credit | Other revolving credit facilities
Debt Instrument [Line Items]
Long-term debt gross	$ 78,001	$ 73,999
Weighted average interest rate	6.40%	4.80%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	$ 820,650	$ 823,875
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Long-term debt gross	85,801	89,479
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross	$ 40,546	$ 41,483